Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of deferred income taxes
	December 31
	2 0 1 9	2 0 1 8
	U.S. dollars in thousands

Research and development expenses	$27	$25
Carryforward tax losses, see (2) below	950	964
Other	9	9
Less - valuation allowance, see (2) below	(950)	(964)
	$36	$34

Schedule of taxes on income included in statements of operations
	Years ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7
	U.S. dollars in thousands
Current:
In Israel	$316	$396	$491
Outside Israel	144	44	43
	460	440	534

Deferred taxes in Israel	(2)	(2)	63
	$458	$438	$597

Schedule of reconciliation of theoretical tax expense
	Years ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations*	$5,523	$5,572	$6,209

Theoretical tax expense	1,270	1,281	1,428
Less - tax benefits arising from Technologic Preferred Enterprise status, see b. above	(651)	(772)	(1,110)
	619	509	318
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	44	44	41

Changes in valuation allowance	(212)	(106)	244
Changes in taxes resulting from computation of deferred taxes at a rate which is different from the theoretical rate and other	7	(9)	(6)
Taxes on income for the reported years:	$458	$438	$597

* As follows:
Taxable in Israel	$4,039	$4,751	$5,162
Taxable outside Israel	1,484	821	1,047
	$5,523	$5,572	$6,209